Foreign exchange variations, net	12 Months Ended
Dec. 31, 2022
Foreign Exchange Variations Net
Foreign exchange variations, net

34.       Foreign exchange variations, net

	2022	2021	2020
Income
Loans and financing (i)	47,552	215,262	-
Suppliers	34,586	13,190	15,981
Swap	28,006	275,836	305,012
Other	30,923	16,640	43,155
	141,067	520,928	364,148
Expenses
Loans and financing (i)	(27,984)	(275,724)	(305,010)
Suppliers	(21,109)	(20,061)	(46,112)
Swap (ii)	(47,460)	(215,262)	-
Other	(39,507)	(9,222)	(19,991)
	(136,060)	(520,269)	(371,113)

Foreign exchange variations, net	5,007	659	(6,965)

(ii)	It mainly refers to foreign exchange variation on loans and financing in foreign currency.

(ii) Referring to derivative financial instruments to mitigate risks of foreign exchange variations related to foreign currency debts (Note 39).